GOODWILL - Schedule of Goodwill (Details) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Schedule of Goodwill [Roll Forward]
Goodwill, beginning balance		$ 275.9	$ 275.9	$ 203.9
Impairment on assets held for sale			(25.5)	0.0
Other dispositions			0.0	(0.6)
Goodwill, ending balance			$ 243.8	275.9
Impairment	$ 486.8	$ 25.5		93.8
Goodwill Impairment, Discount Rate			0.13
Southern Alberta disposition
Schedule of Goodwill [Roll Forward]
Asset dispositions			$ (3.7)	0.0
Swan Hills disposition
Schedule of Goodwill [Roll Forward]
Asset dispositions			(2.9)	0.0
Hammerhead acquisition
Schedule of Goodwill [Roll Forward]
Hammerhead acquisition			$ 0.0	$ 72.6